Description of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Percentage of sales	98.00%	98.00%
Ownership interest held by the Company in Affinia Group Inc.	100.00%	100.00%
Ownership interest in the Company held by Affinia Group Holdings Inc.	100.00%	100.00%